Other Financial Liabilities - Summary of Bank Loans by Currency Maturity (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 4	$ 109
Less than One Year [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	4	109
Less than 90 days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 4	$ 109
Chile
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.00%	6.00%
Nominal Interest Rate	6.00%	6.00%
Chile | Less than One Year [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 4	$ 109
Chile | Less than 90 days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 4	$ 109
Banco De Credito E Inversiones [Member] | Chile | Chilean peso
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.00%
Nominal Interest Rate		6.00%
Current, Maturity		$ 97
Banco Santander [Member] | Chile | Chilean peso
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.00%	6.00%
Nominal Interest Rate	6.00%	6.00%
Current, Maturity	$ 4	$ 12